Segment information - Additional information (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 29, 2018	Jan. 02, 2018	Dec. 01, 2017	Aug. 31, 2014
Hoegh LNG [Member]
Business Acquisition, Percentage of Voting Interests Acquired			51.00%	49.00%
Revolving credit facility
Line of Credit Facility, Maximum Borrowing Capacity		$ 85			$ 85
Revolving credit facility | Hoegh LNG [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85
Neptune and the Cape Ann
Equity Method Investment, Ownership Percentage	50.00%